FINANCIAL RISK MANAGEMENT - Maturity Analysis of Financial Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	$ 12,476	$ 7,638
Interest-bearing liabilities	28,080	13,622
Lease liabilities	1,377
Finance lease liabilities		60
Decommissioning liabilities, other provisions and post-employment benefits	2,306	1,321
Capital leases	1,333	61
Loans and notes payable	210	62
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	8,888	6,863
Interest-bearing liabilities	2,184	2,370
Lease liabilities	229
Finance lease liabilities		12
1-2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	1,008	364
Interest-bearing liabilities	1,786	1,517
Lease liabilities	152
Finance lease liabilities		7
2-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	777	219
Interest-bearing liabilities	7,713	3,829
Lease liabilities	393
Finance lease liabilities		25
Over 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	1,803	192
Interest-bearing liabilities	16,397	5,906
Lease liabilities	$ 603
Finance lease liabilities		$ 16